Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

13. Related Party Transactions

CMA CGM is presented as a related party due to the fact that as of December 31, 2019, it was a significant shareholder of the Company, owning Class A common shares representing 11.20% and as of December 31, 2018, owning Class A and Class B common shares representing 15.55% and 44.4%, respectively of voting rights in the Company. Amounts due to and from CMA CGM companies are shown within amounts due to or from related parties in the Consolidated Balance Sheets.

Time Charter Agreements

A number of the Company’s time charter arrangements are with CMA CGM. Under these time charters, hire is payable in advance and the daily rate is fixed for the duration of the charter. As of December 31, 2019, no charter hires were outstanding from the charterer. Revenues generated from charters to CMA CGM are presented in the Consolidated Statements of Operations. The outstanding receivables due from CMA CGM are presented in the Consolidated Balance Sheets under "Due from related parties" totaling $2,968 and $817 as of December 31, 2019 and December 31, 2018, respectively.

Ship Management Agreements

Technomar Shipping Inc. (“Technomar”) is presented as a related party, as the Company’s Executive Chairman is a significant shareholder. The Company has a number of ship management agreements with Technomar under which the ship manager is responsible for all day-to-day ship management, including crewing, purchasing stores, lubricating oils and spare parts, paying wages, pensions and insurance for the crew, and organizing other ship operating necessities, including the arrangement and management of dry-docking. As of December 31, 2019, the management of the Company’s fleet was performed solely by Technomar.

As of December 31, 2018, the Company outsourced day-to-day technical management of seven of its vessels in the GSL Fleet to CMA Ships Limited (“CMA Ships”), a wholly owned subsidiary of CMA CGM. The Company paid CMA Ships an annual management fee of $123 per vessel (2018: $123, 2017: $nil) and reimbursed costs incurred by CMA Ships on its behalf, mainly being for the provision of crew, lubricating oils and routine maintenance. Such reimbursement is subject to a cap per day per vessel, depending on the vessel. The impact of the cap is determined annually on a vessel by vessel basis for so long as the initial charters remain in place; no claims have been made under the cap agreement.

The management fees charged to the Company by Technomar and CMA Ships for the year ended December 31, 2019 amounted to $9,159 and $720, respectively (year ended December 31, 2018: Technomar-$722 and CMA Ships-$967 and year ended December 31, 2017: Technomar-$nil and CMA Ships-$1,599) and are shown in vessel operating expenses-related parties in the Consolidated Statements of Operations. As of December 31, 2019, no outstanding fees are presented due to Technomar and CMA Ships (December 31, 2018: Technomar: $1,362 and CMA Ships: $1,829). Additionally, as of December 31, 2019, outstanding receivables due from Technomar and CMA Ships totaling to $855 and $37 respectively are presented under “Due from related parties”.

Conchart Commercial Inc. (“Conchart”) provides commercial management services to the Company and is presented as a related party, as the Company’s Executive Chairman is the sole beneficial owner. Under the management agreements, Conchart, is responsible for (i) marketing of the Company’s vessels, (ii) seeking and negotiating employment of the Company’s vessels, (iii) advise the Company on market developments, developments of new rules and regulations, (iv) assisting in calculation of hires, freights, demurrage and/or dispatch monies and collection any sums related to the operation of vessels, (v) communicating with agents, and (vi) negotiating sale and purchase transactions. For the 19 vessels of Poseidon Fleet, the agreements were effective from the date of the completion of the Poseidon Transaction; for the GSL Fleet, the agreements will come into effect when new charters are entered into and applied to seven vessels up to December 31, 2019; for all new acquired vessels during 2019, the agreements were effective since the commencement of their operations.

The fees charged to the Company by Conchart for the year ended December 31, 2019 amounted to $1,845 (2018: $222 and 2017: $nil) and are disclosed within time charter and voyage costs-related parties in the Consolidated Statements of Operations.

Any outstanding fees due to Conchart are presented in the Consolidated Balance Sheets under "Due to related parties" totaling to $109 and $113 as of December 31, 2019 and 2018, respectively.